SHORT TERM DEBT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Current
Bank loans, overdrafts and financial institution loans	$ 2,591	$ 742
Current portion of long term senior notes and loans	1,158	690
Debt, Current, Total	$ 3,749	$ 1,432
Debt Current Additional Information
Weighted average interest rate	1.00%	1.20%